EQUITY ISSUANCE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Aug. 13, 2025	Feb. 12, 2025	Mar. 31, 2026
Subsidiary, Sale of Stock [Line Items]
Warrants expiration term		5 years
Warrants exercisable, price per share		$ 1.69
Payments of stock issuance costs		$ 2,711
Proceeds from issuance of common stock net of issuance cost		$ 37,289
Maximum aggregate offering amount	$ 75,000
Offering price		$ 1.39
Number of warrants issued to purchase ordinary shares		23,021,582
Number of ordinary shares issued		28,776,978
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs			$ 221
Proceeds from issuance of common stock net of issuance cost			$ 4,158
Number of ordinary shares issued			6,163,432